Label	Element	Value
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Destinations Core Fixed Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Maximize current income and total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	181.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments.
A Sub-adviser will select securities based on its assessment of one or more of a variety of factors. Under normal market conditions, the Fund’s total investment portfolio will have a weighted average effective duration of no less than one year and no more than ten years.
The Fund will invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality.
The Fund will also invest in junk bonds, bank loans and assignments, privately issued residential and commercial mortgage-backed securities, and other instruments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and may invest in credit default swaps of companies in the high yield universe.
A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer or when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-877-771-7979
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.destinationsfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of December 31, 2023
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
The Fund’s best and worst calendar quarters
Best Quarter: 6.73% (September 30, 2023)
Worst Quarter: -5.65% in (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was -0.19%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(0.19%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.73%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.65%)
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Class I and will vary for Class Z.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market- making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | High Yield (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Bank Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Loan Assignment/Loan Participation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment or a participation, the Fund will be exposed to the credit risk of both the borrower or the institution selling the participation.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | TBA and When-Issued Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	TBA and When-Issued Transaction Risk. TBA and When-Issued securities involve risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher of default, which may adversely impact the Strategy’s risk performance.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Hedging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Investment Company and Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.84%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,079
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.69%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 901
Destinations Core Fixed Income Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.03%
Annual Return [Percent]	oef_AnnlRtrPct	6.93%
Annual Return [Percent]	oef_AnnlRtrPct	4.70%
Annual Return [Percent]	oef_AnnlRtrPct	(1.32%)
Annual Return [Percent]	oef_AnnlRtrPct	(14.06%)
Annual Return [Percent]	oef_AnnlRtrPct	5.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.39%
Performance Inception Date	oef_PerfInceptionDate	Mar. 20, 2017
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.02%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.72%)
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.31%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.11%)
Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.91%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.25%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.44%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jul. 16, 2018	[3]

[1]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[2]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[3]	The Fund’s Class Z shares commenced operations on July 16, 2018.